Consolidated statements of cash flows	3 Months Ended		12 Months Ended
	Nov. 30, 2024 CAD ($)	Nov. 30, 2023 CAD ($)	Aug. 31, 2024 CAD ($)
Operating activities
Net income (loss)	$ (1,594,519)	$ 1,025,129
Depreciation	136,122	275,839
Accretion on long-term debt and lease liability	18,195	43,904
Share-based compensation - options and warrants	138,322	74,333
Shares issued for services	591,571	405,262
Income tax expense	22,289	(56,859)
Income tax paid		(8,802)
Gain on disposal of property and equipment		(4,391)
Gain on derivative liabilities	(1,673,420)	(5,411,168)
Effect of exchange rate fluctuation	(10,981)	287
Operating activities before working capital items	(2,372,421)	(3,656,466)
Net change in non-cash working capital items
Trade and other receivables	217	50,160
Inventories	(99,715)	(737,177)
Other financial assets	(228)	(399)
Prepaid expenses	(870,434)	(859,379)
Trade and other payables	(2,437,633)	1,081,594
Contract liabilities	69,109	35,622
Other financial liabilities		(18,620)
Cash used in operating activities	(5,711,105)	(4,104,665)
Investing activities
Additions to property and equipment	(6,800)	(39,196)
Additions to intangibles	(1,806)
Proceeds from the disposal of property and equipment		50,522
Cash provided by (used in) investing activities	(8,606)	11,326
Financing activities
Change in credit facility		55,000
Increase in long-term debt	280,500
Repayment of long-term debt	(310,121)	(65,306)
Repayment of advance from related parties	(102,024)
Issuance of Voting Common Shares and warrants [note 15]	6,786,619	1,781,194
Repayment of lease liabilities	(34,809)	(194,818)
Cash provided by financing activities	6,620,165	1,576,070
Net increase (decrease) in cash during the period	900,454	(2,517,269)
Cash, beginning of period	63,126	3,359,257	$ 3,359,257
Cash, end of period	$ 963,580	$ 841,988	$ 63,126